Commitments and Contingencies (Details) - USD ($)									3 Months Ended		6 Months Ended		12 Months Ended
	May 14, 2021	May 11, 2021	Mar. 28, 2021	Dec. 13, 2020	Aug. 25, 2020	Oct. 31, 2019	Apr. 30, 2019	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 09, 2020
Commitments And Contingencies Line Items
Rent expense									$ 48,776	$ 9,087	$ 55,393	$ 17,902	$ 54,649	$ 42,040
Settlement liability expense								$ 5,616,732
Transfer of shares, value								5,500,000
Legal costs								116,732
Founder returned shares							300,000
Percentage of company's annual requirements					100.00%
Account receivable, net													831,390
Allowance for doubtful accounts									5,470,897		5,470,897		257,463
Accrued Settlement Expense													39,486,139
Settlement Expense			$ 21,365,641								21,365,641		39,486,139
G E M Warrant [Member]
Commitments And Contingencies Line Items
Warrant issued			3,329,812
Warrants to purchase shares			1,496,216
Warrants to purchase shares, amount			$ 7,500,018
Warrants expire period			The GEM Warrant will be valid for a period of three years from the date NeuroRx’s stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction of the type contemplated by the Merger Agreement.
Accrued Settlement Expense													39,486,139
G E M Warrant [Member] | Subsequent Event
Commitments And Contingencies Line Items
Warrant issued			1,053,738
Exercise price of warrant			$ 15.84
Warrants to purchase shares			473,486
Warrants to purchase shares, amount			$ 7,500,000
Warrants expire period			The GEM Warrant will be valid for a period of three years from the date the Company’s stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction.
Former Adviser [Member]
Commitments And Contingencies Line Items
Transfer of shares						45,454
Transfer of shares, value						$ 499,994
Maximum [Member]
Commitments And Contingencies Line Items
Annual maintenance fees								$ 150,000
Jonathan Javitt Living Trust [Member]
Commitments And Contingencies Line Items
Transfer of shares								250,000
Glytech LLC [Member]
Commitments And Contingencies Line Items
Transfer of shares								250,000
Sarah Herzog Memorial Hospital Ezrat Nashim [Member]
Commitments And Contingencies Line Items
Transfer of shares							500,000	500,000
Milestone payments													$ 250,000
Transfer of shares, value							$ 5,500,000
Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Minimum [Member]
Commitments And Contingencies Line Items
Royalty percentage													1.00%
Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Maximum [Member]
Commitments And Contingencies Line Items
Annual maintenance fees													$ 150,000
Royalty percentage													2.50%
Development Milestone [Member] | Minimum [Member]
Commitments And Contingencies Line Items
Milestone payments								$ 100,000
Development Milestone [Member] | Maximum [Member]
Commitments And Contingencies Line Items
Milestone payments								$ 750,000
Development Milestone [Member] | Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Minimum [Member]
Commitments And Contingencies Line Items
Milestone payments													$ 100,000
Development Milestone [Member] | Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Maximum [Member]
Commitments And Contingencies Line Items
Milestone payments													750,000
Relief Therapeutics Collaboration Agreement [Member]
Commitments And Contingencies Line Items
Reimbursable expenses	$ 10,904,065	$ 10,612,750									5,984,679		10,160,421
Account receivable, net													831,390
Reimbursable expenses received											770,444		9,329,031
Allowance for doubtful accounts									$ 5,470,897		$ 5,470,897		257,463
Invoiced costs	$ 6,000,000	$ 4,000,000
Big Rock Partners Acquisition Corp [Member] | Merger Agreement [Member]
Commitments And Contingencies Line Items
Closing Consideration shares				50,000,000
Earnout Shares Milestone				25,000,000
Earnout Cash Milestone				$ 100,000,000
Earnout Shares Milestone Description				an aggregate of 25 million additional shares of Big Rock common stock (“Earnout Shares”) will be issued to NeuroRx pre-merger equity holders if, prior to December 31, 2022, (1) the Company’s COVID-19 drug receives emergency use authorization by the FDA and (2) the FDA accepts the Company’s filing of its application to approve the Company’s COVID-19 drug
Earnout Cash Milestone Description				In addition, subject to certain conditions, $100 million (“Earnout Cash”) may be payable to NeuroRx pre-merger equity holders if, prior to December 31, 2022, either (1) FDA approval of the Company’s COVID-19 Drug is obtained and the Company’s COVID-19 Drug is listed in the FDA’s “Orange Book” and (2) FDA approval of the Company’s Antidepressant Drug Regimen is obtained and the Company’s Antidepressant Drug Regimen is listed in the FDA’s “Orange Book”.
GEM Share Subcription Facility Agreement [Member]
Commitments And Contingencies Line Items
Share subscription value													95,600,000
Commitment fee													$ 1,900,000
Share subscription agreement term													3 years
Polypeptide [Member]
Commitments And Contingencies Line Items
Purchase commitments															$ 1,010,000